EQUITY (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Common stock
Purchase of treasury shares		$ 0	$ 0	$ 497,000,000	$ 667,000,000
Treasury Stock Shares Acquired		0	0	12.8	15.4
Stock Repurchase Program, Authorized Amount	3,000,000,000
Stock Repurchase Program Remaining Authorized Repurchase Amount				1,330,000,000
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial expenses - net		76,000,000	73,000,000	340,000,000	240,000,000
Income (loss) before income taxes		(725,000,000)	133,000,000	(749,000,000)	(1,635,000,000)
Provision for income taxes		12,000,000	(57,000,000)	(157,000,000)	(27,000,000)
Net income (loss)		(706,000,000)	84,000,000	(876,000,000)	(1,630,000,000)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) before income taxes		(10,000,000)		(33,000,000)
Provision for income taxes		4,000,000		(2,000,000)
Net income (loss)		(6,000,000)		(35,000,000)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Translation Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial expenses - net		0		17,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | AccumulatedNetGainLossFromDesignatedOrQualifyingCashFlowHedgesMember
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial expenses - net		0		5,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial expenses - net		16,000,000		17,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain (Loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial expenses - net		$ (6,000,000)		$ (6,000,000)